Derivative Instruments - Summary of Derivative Financial Instruments (Detail)						9 Months Ended	12 Months Ended
		Apr. 12, 2022 CAD ($)	May 06, 2021 CAD ($)	Apr. 12, 2021 USD ($)	Feb. 10, 2021 CAD ($) $ / Unit	Sep. 30, 2022 USD ($) $ / Unit	Dec. 31, 2021 USD ($) $ / Unit	Dec. 31, 2020 USD ($) $ / Unit		Oct. 12, 2022 CAD ($)	Sep. 30, 2022 CAD ($) $ / Unit	Dec. 31, 2021 CAD ($) $ / Unit	Apr. 12, 2021 CAD ($)	Aug. 03, 2020 USD ($)	Feb. 10, 2020 CAD ($)
Interest Rate Swap | LIBOR Swap Effective June 15, 2019
Derivative [Line Items]
Derivative, notional amount							$ 235,000,000	$ 235,000,000
Interest Rate Swaps, Strike							1.79%	1.79%				1.79%
Interest Rate Swaps, Effective Date or Date Assumed							Jun. 15, 2019	Jun. 15, 2019
Interest Rate Swaps, Maturity Date							Feb. 15, 2022	Feb. 15, 2022
Interest Rate Cap
Derivative [Line Items]
Derivative, notional amount														$ 80,000,000
Interest Rate Cap | SOFR Cap June 30, 2023
Derivative [Line Items]
Derivative, notional amount						$ 125,000,000
Interest Rate Swaps, Strike						1.75%					1.75%
Interest Rate Swaps, Effective Date or Date Assumed						Jun. 01, 2022
Interest Rate Swaps, Maturity Date						Jun. 30, 2023
Interest Rate Cap | SOFR Cap June 28, 2024
Derivative [Line Items]
Derivative, notional amount						$ 125,000,000
Interest Rate Swaps, Strike						2.00%					2.00%
Interest Rate Swaps, Effective Date or Date Assumed						Jun. 01, 2022
Interest Rate Swaps, Maturity Date						Jun. 28, 2024
Interest Rate Cap | LIBOR Cap Effective August 3, 2020
Derivative [Line Items]
Derivative, notional amount								$ 80,000,000
Interest Rate Swaps, Strike								0.50%
Interest Rate Swaps, Effective Date or Date Assumed								Aug. 03, 2020
Interest Rate Swaps, Maturity Date								Aug. 02, 2021
Interest Rate Cap | CDOR Cap Effective October 11, 2018
Derivative [Line Items]
Derivative, notional amount	[1]							$ 99,300,000
Interest Rate Swaps, Strike								3.00%
Interest Rate Swaps, Effective Date or Date Assumed								Oct. 11, 2018
Interest Rate Swaps, Maturity Date								Oct. 15, 2021
Interest Rate Cap | CDOR Cap Effective March 28, 2019
Derivative [Line Items]
Derivative, notional amount	[1]							$ 1,000,000
Interest Rate Swaps, Strike								3.00%
Interest Rate Swaps, Effective Date or Date Assumed								Mar. 28, 2019
Interest Rate Swaps, Maturity Date								Oct. 15, 2021
Interest Rate Cap | CDOR Cap Effective May 28, 2019
Derivative [Line Items]
Derivative, notional amount	[1]							$ 11,700,000
Interest Rate Swaps, Strike								3.00%
Interest Rate Swaps, Effective Date or Date Assumed								May 28, 2019
Interest Rate Swaps, Maturity Date								Oct. 15, 2021
Foreign Exchange Forwards
Derivative [Line Items]
Derivative, notional amount					$ 95,000,000					$ 137,700,000					$ 95,000,000
Foreign Currency Forwards, Notional Amount		$ 126,200,000	$ 122,000,000	$ 125.9	$ 95,000,000			$ 95,000,000	[1]				$ 125,900,000
Foreign Currency Forwards, Strike | $ / Unit					1.334			1.334
Interest Rate Swaps, Maturity Date								Feb. 10, 2020
Foreign Currency Forwards, Maturity Date		Oct. 12, 2022	Apr. 12, 2022	Apr. 12, 2023	Apr. 12, 2021			Feb. 10, 2021	[2]
Foreign Exchange Forwards | Denominated in CAD
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount	[3]										$ 125,925,000	$ 125,925,000
Foreign Currency Forwards, Strike | $ / Unit						1.2593	1.2593				1.2593	1.2593
Foreign Currency Forwards, Effective Date or Date Assumed						Apr. 12, 2021	Apr. 12, 2021
Foreign Currency Forwards, Maturity Date						Apr. 12, 2023	Apr. 12, 2023
Foreign Exchange Forwards | Denominated in CAD
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount	[3]										$ 126,165,000
Foreign Currency Forwards, Strike | $ / Unit						1.2617					1.2617
Foreign Currency Forwards, Effective Date or Date Assumed						Apr. 12, 2022
Foreign Currency Forwards, Maturity Date	[4]					Oct. 12, 2022
Foreign Exchange Forwards | Denominated in CAD
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount	[3]											$ 122,020,000
Foreign Currency Forwards, Strike | $ / Unit							1.2202					1.2202
Foreign Currency Forwards, Effective Date or Date Assumed							May 06, 2021
Foreign Currency Forwards, Maturity Date							Apr. 12, 2022

[1]	Notional amount shown is denominated in CAD.
[2]	On February 10, 2021, we rolled this currency forward into a new $95 million CAD currency forward with a strike price of 1.334, and a maturity date of April 12, 2021.
[3]	Notional amounts shown are denominated in CAD.
[4]	On October 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately $8.7 million, and simultaneously entered into a new CAD $137.7 million currency forward with a settlement date of October 12, 2023.